SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Numbers of Options
Balance as of January 1, 2020	7,507,811	6,750,259
Balance as of December 31, 2020	6,930,143	7,507,811
Weighted average exercise price
Exercisable as of December 31, 2020	9 years
Stock Options [Member]
Numbers of Options
Balance as of January 1, 2020	7,507,811
Granted	936,500
Exercised	(742,217)
Forfeited	(771,951)
Balance as of December 31, 2020	6,930,143	7,507,811
Exercisable as of December 31, 2020	3,947,211
Weighted average exercise price
Balance as of January 1, 2020	$ 8.17
Granted	10.72
Exercised	1.66
Forfeited	14.51
Balance as of December 31, 2020	8.51	$ 8.17
Exercisable as of December 31, 2020	$ 5.01
Balance as of December 31, 2020	$ 43,041
Exercisable as of December 31, 2020	$ 34,711